Related party transactions - Schedule of Compensation Paid to Key Management Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of compensation paid to key management personnel [abstract]
Short-term benefits	€ 33	€ 36	€ 31
Post-employment benefits	2	3	(4)
Share-based payment	20	18	30
Total recognized in profit or loss	€ 55	€ 57	€ 57